UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	9/30/2005

Date of reporting period:	6/30/2005

Item 1. Schedule of Investments [INSERT REPORT]

The Prudential Investments Portfolios, Inc. Jennison Dryden Conservative Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
MUTUAL FUNDS
Dryden Government Income Fund, Inc. (Class Z)	285,165	$2,600,708
Dryden High Yield Fund, Inc. (Class Z)	93,347	537,677
Dryden International Equity Fund (Class Z)	240,132	1,534,446
Dryden Large-Cap Core Equity Fund (Class Z)	71,178	798,617
Dryden Short-Term Corporate Bond Fund, Inc. (Class Z)	209,595	2,324,403
Dryden Ultra Short Bond Fund (Class Z)	276,650	2,675,202
Jennison 20/20 Focus Fund (Class Z)	83,290	1,106,090
Jennison Equity Opportunity Fund (Class Z)	43,539	767,155
Jennison Growth Fund (Class Z)	83,648	1,223,773
Jennison U.S. Emerging Growth Fund, Inc. (Class Z)	23,169	405,223
Jennison Value Fund (Class Z)	28,885	542,463

Total long-term investments (cost $13,979,732)		14,515,757

SHORT-TERM INVESTMENT — 2.8%
MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $422,088)	422,088	422,088

TOTAL INVESTMENTS(a) — 100.5% (cost $14,401,820)(b)		14,937,845
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(76,063)

NET ASSETS — 100.0%		$14,861,782

(a)	Prudential Investments LLC, the manager of the Fund also serves as manager of the underlying funds in which the Fund invests.

(b)	The United States federal income tax basis of the Fund’s investments and unrealized appreciation as of June 30, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$14,407,961	$607,070	$77,186	$529,884

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investments Portfolios, Inc. Jennison Dryden Growth Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
MUTUAL FUNDS
Dryden International Equity Fund (Class Z)	804,016	$5,137,660
Dryden Large-Cap Core Equity Fund (Class Z)	176,764	1,983,289
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	99,495	1,666,544
Dryden Total Return Bond Fund, Inc. (Class Z)	77,079	997,397
Jennison 20/20 Focus Fund (Class Z)	185,897	2,468,718
Jennison Equity Opportunity Fund (Class Z)	150,867	2,658,268
Jennison Growth Fund (Class Z)	254,237	3,719,488
Jennison U.S. Emerging Growth Fund, Inc. (Class Z)	40,481	708,004
Jennison Value Fund (Class Z)	48,982	919,887

Total long-term investments (cost $18,512,760)		20,259,255

SHORT-TERM INVESTMENT — 2.3%
MUTUAL FUND
Dryden Core Investment Fund-Taxable Money Market Series (cost $482,193)	482,193	482,193

TOTAL INVESTMENTS(a) — 100.2% (cost $18,994,953)(b)		20,741,448
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(42,487)

NET ASSETS — 100.0%		$20,698,961

(a)	Prudential Investments LLC, the manager of the Fund also serves as manager of the underlying funds in which the Fund invests.

(b)	The United States federal income tax basis of the Fund’s investments and unrealized appreciation as of June 30, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$19,009,699	$1,731,749	$—	$1,731,749

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

The Prudential Investments Portfolios, Inc. Jennison Dryden Moderate Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
MUTUAL FUNDS
Dryden Government Income Fund, Inc. (Class Z)	618,018	$5,636,325
Dryden High Yield Fund, Inc. (Class Z)	345,843	1,992,056
Dryden International Equity Fund (Class Z)	1,164,617	7,441,900
Dryden Large-Cap Core Equity Fund (Class Z)	288,779	3,240,100
Dryden Short-Term Corporate Bond Fund (Class Z)	331,231	3,673,351
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	79,680	1,334,645
Dryden Ultra Short Bond Fund (Class Z)	166,893	1,613,852
Jennison 20/20 Focus Fund (Class Z)	341,053	4,529,178
Jennison Equity Opportunity Fund (Class Z)	241,836	4,261,153
Jennison Growth Fund (Class Z)	399,405	5,843,294
Jennison U.S. Emerging Growth Fund, Inc. (Class Z)	69,600	1,217,299
Jennison Value Fund (Class Z)	86,843	1,630,903

Total long-term investments (cost $39,821,012)		42,414,056

SHORT-TERM INVESTMENT — 2.7%
MUTUAL FUND
Dryden Core Investment Fund-Taxable Money Market Series (cost $1,151,218)	1,151,218	1,151,218

TOTAL INVESTMENTS (a) — 100.4% (cost $40,972,230)(b)		43,565,274
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(176,198)

NET ASSETS — 100.0%		$43,389,076

(a)	Prudential Investments LLC, the manager of the Fund also serves as manager of the underlying funds in which the Fund invests.

(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$40,977,456	$2,692,502	$104,684	$2,587,818

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

The Prudential Investments Portfolios, Inc. Jennison Growth Fund

Schedule of Investments

as of June 30, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.5%
Common Stocks 99.4%
Beverages 1.4%
776,800	PepsiCo, Inc.	$41,892,824
Biotechnology 6.9%
1,004,900	Amgen, Inc. (a)	60,756,254
1,342,100	Genentech, Inc. (a) (b)	107,743,788
957,200	Gilead Sciences, Inc. (a)	42,107,228

		210,607,270
Capital Markets 4.0%
4,020,500	Charles Schwab Corp. (The)	45,351,240
326,700	Goldman Sachs Group, Inc. (b)	33,329,934
805,500	Merrill Lynch & Co., Inc.	44,310,555

		122,991,729
Communications Equipment 4.5%
2,570,000	Cisco Systems, Inc.(a)	49,112,700
1,675,000	Qualcomm, Inc.	55,291,750
524,300	Research In Motion Ltd. (a) (b)	38,667,125

		143,071,575
Computers & Peripherals 3.6%
1,260,900	Apple Computer, Inc. (a)	46,413,729
1,575,600	Dell, Inc. (a)	62,251,956

		108,665,685
Consumer Finance 3.0%
1,704,100	American Express Co.	90,709,243
Diversified Financial Services 1.5%
1,301,900	J.P. Morgan Chase & Co.	45,983,108
Electronic Equipment & Instruments 0.8%
1,079,700	Agilent Technologies, Inc. (a) (b)	24,854,694
Energy Equipment & Services 3.0%
1,202,000	Schlumberger Ltd. (b)	91,279,880
Food & Staples Retailing 2.3%
592,800	Whole Foods Market, Inc. (b)	70,128,240
Food Products 1.3%
4,156,200	Cadbury Schweppes PLC	39,552,290

Health Care Equipment & Supplies 3.0%
454,400	Alcon, Inc. (b)	49,688,640
971,100	St. Jude Medical, Inc. (a)	42,349,671

		92,038,311
Health Care Providers & Services 7.0%
1,085,900	Caremark Rx, Inc. (a)	48,344,268
384,100	Cigna Corp.	41,110,223
1,249,400	UnitedHealth Group, Inc.	65,143,716
851,600	WellPoint, Inc. (a)	59,305,424

		213,903,631
Hotels, Restaurants & Leisure 1.5%
854,700	Starbucks Corp. (a)	44,153,802
Household Products 1.5%
838,800	Procter & Gamble Co.	44,246,700
Industrial Conglomerates 3.4%
2,970,100	General Electric Co.	102,913,965
Internet & Catalog Retail 1.7%
1,608,300	eBay, Inc. (a) (b)	53,089,983
Internet Software & Services 7.0%
401,800	Google, Inc. (Class A) (a) (b)	118,189,469
2,750,200	Yahoo!, Inc. (a) (b)	95,294,430

		213,483,899
Multiline Retail 3.9%
534,100	Federated Department Stores, Inc. (b)	39,138,848
1,465,500	Target Corp.	79,737,855

		118,876,703
Oil, Gas & Consumable Fuels 1.3%
809,000	Suncor Energy, Inc.	38,281,880
Personal Products 2.1%
820,200	Estee Lauder Cos., Inc. (The) (Class A)	32,094,426
620,400	Gillette Co. (The)	31,410,852

		63,505,278
Pharmaceuticals 8.7%
849,000	Eli Lilly & Co.	47,297,790
1,209,800	Novartis AG (ADR) (Switzerland)	57,392,912
1,812,300	Pfizer, Inc.	49,983,234
1,237,300	Roche Holdings Ltd. (ADR) (Switzerland)	78,327,277
383,100	Sanofi-Aventis	31,375,183

		264,376,396

Semiconductors & Semiconductor Equipment 8.3%
2,314,500	Applied Materials, Inc. (b)	37,448,610
2,993,300	Intel Corp.	78,005,398
1,251,200	Marvell Technology Group Ltd. (a) (b)	47,595,648
1,179,200	Maxim Integrated Products, Inc. (b)	45,057,232
1,574,800	Texas Instruments, Inc. (b)	44,204,636

		252,311,524
Software 8.5%
1,996,800	Adobe Systems, Inc.	57,148,416
1,131,500	Electronic Arts, Inc. (a) (b)	64,054,215
787,400	Mercury Interactive Corp. (a) (b)	30,204,664
1,725,800	Microsoft Corp.	42,868,872
660,100	NAVTEQ Corp. (a)	24,542,518
880,300	SAP AG-Sponsored (ADR) (Germany) (b)	38,116,990

		256,935,675
Specialty Retail 5.1%
2,147,200	Chico’s FAS, Inc. (a) (b)	73,606,016
674,800	Lowe’s Cos., Inc. (b)	39,286,856
500,600	PETsMART, Inc.	15,193,210
653,000	Williams-Sonoma, Inc. (a) (b)	25,839,210

		153,925,292
Textiles, Apparel & Luxury Goods 2.5%
1,241,700	Coach, Inc. (a)	41,683,869
412,400	Nike, Inc., Class B	35,713,840

		77,397,709
Wireless Telecommunication Services 1.7%
1,602,400	Nextel Communications, Inc. (Class A) (a)	51,773,544

	Total long-term investments (cost $2,414,231,495)	3,030,950,830

SHORT-TERM INVESTMENTS 19.8%
MUTUAL FUND
602,161,478	Dryden Core Investment Fund-Taxable Money Market Series (cost $602,161,478) (includes $589,156,458 of each collateral received for securities on loan) (c) (d)	602,161,478

	Total Investments 119.3% (cost $3,016,392,973)(e)	3,633,112,308
	Liabilities in excess of other assets (19.3)%
		(586,725,794)

	Net Assets 100%	$3,046,386,514

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.

(b)	All or portion of security on loan. The aggregate market value of such securities is $565,075,126; cash collateral of $589,156,458 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	The United States federal income tax basis of the fund’s investments was $2,454,073,853; and net unrealized appreciation on investments for federal income tax purposes was $585,925,523 (gross unrealized appreciation $647,193,468; gross unrealized depreciation $61,267,945).

The Prudential Investment Portfolios, Inc. Jennison Equity Opportunity Fund

Schedule of Investments

as of June 30, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.1%
Common Stocks
Aerospace/Defense 1.1%
292,700	Empresa Brasileira de Aeronautica S.A. (ADR) (Brazil) (b)	$9,679,589
Biotechnology 1.3%
408,500	MedImmune, Inc. (a) (b)	10,915,120
Capital Markets 8.9%
631,600	Bank of New York Co., Inc. (The)	18,177,448
1,416,400	Charles Schwab Corp. (The)	15,976,992
209,300	Eaton Vance Corp. (b)	5,004,363
545,400	Janus Capital Group, Inc.	8,202,816
591,000	Lazard Ltd. Class A (a) (b)	13,740,750
390,100	Nuveen Investments, Inc.	14,675,562

		75,777,931
Chemicals 3.9%
388,100	E.I. du Pont de Nemours & Co.	16,692,181
249,200	Huntsman Corp. (a)	5,051,284
155,400	Lyondell Chemical Co.	4,105,668
274,600	Olin Corp. (b)	5,008,704
356,900	Terra Industries, Inc. (a)	2,430,489

		33,288,326
Commercial Banks 1.2%
235,800	Fifth Third Bancorp	9,717,318

Commercial Services & Supplies 2.6%
198,600	Hewitt Associates, Inc., Class A (a)	5,264,886
422,500	Manpower, Inc.	16,807,050

		22,071,936
Communications Equipment 1.7%
879,100	Nokia Corp. (ADR) (Finland) (b)	14,628,224
Consumer Finance 0.7%
145,100	Alliance Data Systems Corp. (a) (b)	5,885,256
Diversified Consumer Services 1.8%
298,000	Education Management Corp. (a)	10,051,540
96,400	ITT Educational Services, Inc. (a)	5,149,688

		15,201,228

Diversified Financial Services 1.1%
260,972	J.P. Morgan Chase & Co.	9,217,531
Diversified Telecommunication Services 2.8%
1,029,600	Citizens Communications Co.	13,837,824
767,900	IDT Corp., Class B (a) (b)	10,105,564

		23,943,388
Electronic Equipment & Instruments 1.9%
331,100	Agilent Technologies, Inc. (a)	7,621,922
882,900	Symbol Technologies, Inc.	8,714,223

		16,336,145
Energy Equipment & Services 8.2%
134,400	BJ Services Co.	7,053,312
146,200	Cooper Cameron Corp. (a) (b)	9,071,710
204,200	National-Oilwell, Inc. (a) (b)	9,707,668
309,700	Rowan Cos., Inc.	9,201,187
231,700	Schlumberger Ltd.	17,595,298
323,300	TODCO, Class A (a)	8,299,111
145,200	Weatherford International Ltd. (a)	8,418,696

		69,346,982
Food & Staples Retailing 3.8%
1,156,500	Kroger Co. (The)(a)	22,008,195
332,300	Performance Food Group Co. (a) (b)	10,038,783

		32,046,978
Health Care Providers & Services 4.4%
83,200	Cigna Corp.	8,904,896
253,100	Community Health Systems, Inc. (a)	9,564,649
113,700	Medco Health Solutions, Inc. (a) (b)	6,067,032
1,043,500	Tenet Healthcare Corp. (a) (b)	12,772,440

		37,309,017
Hotels, Restaurants & Leisure 1.1%
323,700	GTECH Holdings Corp. (b)	9,464,988
Household Products 0.8%
103,800	Kimberly-Clark Corp.	6,496,842
Insurance 7.8%
309,200	American International Group, Inc.	17,964,520
525,500	Axis Capital Holdings Ltd.	14,871,650
1,313,000	UnumProvident Corp. (b)	24,054,159
123,600	XL Capital Ltd., Class A	9,198,312

		66,088,641

Internet & Catalog Retail 2.5%
876,300	IAC/InterActiveCorp (a) (b)	21,075,015
Machinery 1.3%
126,700	Dover Corp.	4,609,346
209,600	Navistar International Corp. (a)	6,707,200

		11,316,546
Media 9.9%
666,500	DIRECTV Group, Inc. (The) (a) (b)	10,330,750
2,440,200	Gemstar-TV Guide International, Inc.(a) (b)	8,760,318
844,400	Pearson PLC (United Kingdom)	9,918,664
909,100	Radio One, Inc., Class D (a) (b)	11,609,207
366,900	Verenigde Nederlandse Uitgeversbedrijven NV (Netherlands)	10,212,555
627,986	Viacom, Inc., Class B	20,108,112
641,300	Westwood One, Inc.	13,101,759

		84,041,365
Metals & Mining 2.4%
311,400	Alcoa, Inc. (b)	8,136,882
1,429,300	Harmony Gold Mining Ltd. (ADR) (South Africa) (b)	12,234,808

		20,371,690
Multi Utilities 1.7%
1,453,600	Aquila, Inc.(a) (b)	5,247,496
213,400	Sempra Energy	8,815,554

		14,063,050
Oil, Gas & Consumable Fuels 0.8%
196,700	Spinnaker Exploration Co. (a) (b)	6,980,883
Paper & Forest Products 2.1%
618,900	MeadWestvaco Corp. (b)	17,353,956
Pharmaceuticals 8.7%
657,300	Andrx Corp.(a) (b)	13,349,763
240,400	Eli Lilly & Co.	13,392,684
190,200	GlaxoSmithKline PLC (ADR) (United Kingdom) (b)	9,226,602
293,100	Merck & Co., Inc.	9,027,480
581,700	Pfizer, Inc.	16,043,286
426,800	Watson Pharmaceuticals, Inc.(a) (b)	12,616,208

		73,656,023
Road & Rail 1.8%
356,300	CSX Corp.	15,199,758
Semiconductors & Semiconductor Equipment 1.9%
744,200	MEMC Electronic Materials, Inc. (a) (b)	11,736,034
433,700	Micron Technology, Inc. (a)	4,428,077

		16,164,111

Software 7.9%
1,120,600	BEA Systems, Inc. (a) (b)	9,838,868
321,500	Business Objects S.A. (ADR) (France) (a) (b)	8,455,450
308,700	Computer Associates International, Inc.	8,483,076
507,900	Manhattan Associates, Inc. (a) (b)	9,756,759
868,000	Microsoft Corp.	21,561,120
1,282,400	TIBCO Software, Inc. (a) (b)	8,386,896

		66,482,169

	Total long-term investments (cost $770,036,771)	814,120,006

SHORT-TERM INVESTMENTS 30.0%
MUTUAL FUND 29.7%
252,009,066	Dryden Core Investment Fund-Taxable Money Market Series (c) (e) (cost $252,009,066) (Includes $216,952,845 of cash collateral for securities on loan)	252,009,066

Principal Amount (000)
U.S. Government Security 0.3%
$2,605	United States Treasury Bill, 3.14%, 12/22/05 (d) (cost $2,565,465)	2,564,826

	Total short-term investments (cost $254,574,531)	254,573,892

	Total Investments 126.1% (cost $1,024,611,302) (f)	1,068,693,898
	Liabilities in excess of other assets (26.1%) (Includes cash collateral for securities on loan of $216,952,845)	(220,926,665)

	Net Assets 100%	$847,767,233

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.

(b)	All or portion of security on loan. The aggregate market value of such securities is $206,821,050; cash collateral of $216,952,845 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Prudential Investments LLC, the manager of the Fund also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(f)	The United States federal income tax basis of the fund’s investments was $1,026,761,954; and net unrealized appreciation on investments for federal income tax purposes was $41,931,944 (gross unrealized appreciation $68,308,672; gross unrealized depreciation $26,376,728). The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 92.7%
COMMON STOCKS 68.9%
Advertising 0.1%
10,100	Lamar Advertising Co. (a)	$431,977
6,600	Omnicom Group, Inc.	527,076

		959,053
Aerospace/Defense 1.9%
44,600	Armor Holdings, Inc. (a)	1,766,606
24,800	General Dynamics Corp.	2,716,592
14,400	Innovative Solutions & Support, Inc. (a)	483,408
47,600	Lockheed Martin Corp.	3,087,812
76,800	Northrop Grumman Corp.	4,243,200
1,500	Precision Castparts Corp.	116,850
19,600	United Technologies Corp.	1,006,460

		13,420,928
Airlines 0.1%
32,100	ExpressJet Holdings, Inc. (a)	273,171
2,700	Mesa Air Group, Inc. (a)	18,117
21,800	Skywest, Inc.	396,324

		687,612
Apparel 1.1%
92,900	Coach, Inc. (a)	3,118,653
48,800	Jones Apparel Group, Inc.	1,514,752
9,100	Quiksilver, Inc. (a)	145,418
78,800	Limited Brands, Inc.	1,687,896
17,200	Timberland Co., Class A (a)	665,984
4,400	VF Corp.	251,768

		7,384,471
Auto Parts & Equipment
9,300	Dana Corp.	139,593
Automobiles & Trucks 0.5%
110,600	Ford Motor Co.	1,132,544
36,200	PACCAR, Inc.	2,461,600
4,300	Thor Industries, Inc.	135,149

		3,729,293
Banking 3.0%
3,400	AmSouth Bancorporation	88,400
42,200	BB&T Corp.	1,686,734
900	City Holding Co.	32,868
16,100	Comerica, Inc.	930,580

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value
33,900	First Bancorp (Puerto Rico)	1,361,085
3,500	Huntington Bancshares, Inc.	84,490
64,500	KeyCorp	2,138,175
58,000	National City Corp.	1,978,960
83,400	North Fork Bancorporation, Inc.	2,342,706
35,500	Popular, Inc.	894,245
2,000	SunTrust Banks, Inc.	144,480
8,800	SVB Financial Group (a)	421,520
139,156	U.S. Bancorp	4,063,355
10,000	UnionBanCal Corp.	669,200
79,200	Wachovia Corp.	3,928,320

		20,765,118
Beverages 1.2%
39,500	Anheuser-Busch Companies, Inc.	1,807,125
65,900	Coca-Cola Co. (The)	2,751,325
101,000	Pepsi Bottling Group, Inc.	2,889,610
18,800	PepsiCo, Inc. (g)	1,013,884

		8,461,944
Biotechnology 1.2%
88,176	Amgen, Inc. (a)	5,331,121
2,900	Bio-Rad Laboratories, Inc., Class A (a)	171,709
27,100	ICOS Corp. (a)	573,707
14,500	IDEXX Laboratories, Inc. (a)	903,785
18,500	Invitrogen Corp. (a)(g)	1,540,865

		8,521,187
Building & Construction 0.5%
300	American Woodmark Corp.	9,003
3,700	Eagle Materials, Inc.	342,583
3,300	Florida Rock Industries, Inc.	242,055
2,000	Martin Marietta Materials, Inc.	138,240
5,400	Masco Corp.	171,504
23,400	Standard Pacific Corp.	2,058,030
2,200	William Lyon Homes, Inc. (a)	213,422

		3,174,837
Business Services 0.2%
123,500	Xerox Corp. (a)	1,703,065
Capital Markets 0.9%
27,400	Goldman Sachs Group, Inc. (g)	2,795,348
65,600	Merrill Lynch & Co., Inc.	3,608,656

		6,404,004
Chemicals 0.9%
34,500	Crompton Corp.	488,175
88,400	Dow Chemical Co. (The)	3,936,452
14,600	Eastman Chemical Co.	805,190
62,100	Mosaic Co. (The) (a)	966,276
8,300	Olin Corp.	151,392
4,100	Wellman, Inc.	41,779

		6,389,264

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value
Commercial Services 0.8%
17,700	Bowne & Co. Inc.	255,942
47,300	Career Education Corp. (a)	1,731,653
42,200	Cendant Corp.	944,014
7,300	CRA International, Inc. (a)	393,105
8,800	Pegasus Solutions, Inc. (a)	98,120
800	Pre-Paid Legal Services, Inc.	35,720
10,800	R. R. Donnelley & Sons Co.	372,708
20,400	Stericycle, Inc. (a)	1,026,528
10,400	Waste Connections, Inc. (a)	387,816

		5,245,606
Communications Equipment 0.9%
312,400	Cisco Systems, Inc. (a)	5,969,964
Computer Software & Services 1.0%
16,800	Computer Sciences Corp. (a)	734,160
72,600	EarthLink, Inc. (a)	628,716
2,300	Intuit, Inc. (a)	103,753
8,600	John H. Harland Co.	326,800
1,000	MicroStrategy, Inc. (a)	53,040
366,700	Oracle Corp. (a)	4,840,440
6,600	SERENA Software, Inc. (a)	127,380
25,200	Synopsys, Inc. (a)	420,084

		7,234,373
Computer Systems/Peripherals 1.8%
26,500	Agilysys, Inc.	416,050
5,200	Black Box Corp.	184,080
46,300	Dell, Inc. (a)(g)	1,829,313
251,800	EMC Corp. (a)	3,452,178
44,393	Hewlett-Packard Co.	1,043,679
83,300	International Business Machines Corp.	6,180,860
10,200	Lexmark International, Inc. (a)	661,266
2,600	Mercury Computer Systems, Inc. (a)	71,162
48,400	Western Digital Corp. (a)	649,528

		14,488,116
Consumer Finance 0.1%
9,500	American Express Co.	505,685
Containers 0.2%
29,400	Ball Corp.	1,057,224
8,500	Caraustar Industries, Inc. (a)	89,250
4,500	Pactiv Corp. (a)	97,110

		1,243,584
Cosmetics/Toiletries 0.4%
4,300	Avon Products, Inc.	162,755
500	Chattem, Inc. (a)	20,700
10,900	Colgate-Palmolive Co.	544,019
18,600	Gillette Co. (The)	941,718
41,700	Nu Skin Enterprises, Inc., Class A	971,610

		2,640,802

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value
Data Processing/Management 0.3%
5,900	First Data Corp.	236,826
41,700	Fiserv, Inc. (a)	1,791,015
3,100	Perot Systems Corp., Class A (a)	44,082

		2,071,923
Distribution/Wholesale 0.3%
17,100	Brightpoint, Inc. (a)	379,449
18,300	CDW Corp.	1,044,747
12,000	Handleman Co.	198,120
3,200	Hughes Supply, Inc.	89,920
7,100	Ingram Micro, Inc., Class A (a)	111,186

		1,823,422
Diversified Consumer Products 0.1%
18,500	USANA Health Sciences, Inc. (a)	782,550
Diversified Financial Services 0.6%
116,030	J.P. Morgan Chase & Co.	4,098,180
Diversified Manufacturing 1.2%
23,900	3M Co.	1,727,970
23,800	Cooper Industries Ltd., Class A	1,520,820
36,400	Eaton Corp.	2,180,360
26,200	Energizer Holdings, Inc. (a)	1,628,854
2,600	Griffon Corp. (a)	57,720
14,400	Ingersoll-Rand Co., Class A	1,027,440
2,900	Middleby Corp. (a)	153,294

		8,296,458
Education 0.3%
26,821	Apollo Group, Inc., Class A (a)	2,097,939
Electrical Utilities 1.6%
30,700	Alliant Energy Corp.	864,205
70,700	American Electric Power Co., Inc.	2,606,709
3,400	American States Water Co.	99,858
500	Consolidated Edison, Inc.	23,420
5,100	DTE Energy Co.	238,527
13,400	Edison International	543,370
4,300	Exelon Corp.	220,719
2,300	FirstEnergy Corp.	110,653
45,400	NiSource, Inc.	1,122,742
7,800	Pepco Holdings, Inc.	186,732
3,000	Pinnacle West Capital Corp.	133,350
2,600	PPL Corp.	154,388
18,900	Progress Energy, Inc. (g)	855,036
37,900	TXU Corp.	3,149,111
200	WPS Resources Corp.	11,250
38,200	Xcel Energy, Inc.	745,664

		11,065,734

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value
Electronic Components 0.6%
16,100	Amphenol Corp., Class A	646,737
20,600	Emerson Electric Co.	1,290,178
7,500	Harman International Industries, Inc.	610,200
2,000	Jabil Circuit, Inc. (a)	61,460
61,400	PerkinElmer, Inc.	1,160,460
13,300	Thomas & Betts Corp. (a)	375,592

		4,144,627
Energy Equipment & Services 0.3%
17,200	Schlumberger Ltd. (g)	1,306,168
21,000	TODCO, Class A (a)(g)	539,070

		1,845,238
Financial Services 5.9%
27,300	AmeriCredit Corp. (a)	696,150
163,920	Bank of America Corp.	7,476,391
21,300	Bear Stearns Cos., Inc. (The)	2,213,922
5,500	Capital One Financial Corp.	440,055
16,000	CharterMac	351,360
48,200	CIT Group, Inc.	2,071,154
185,360	Citigroup, Inc.	8,569,193
59,098	Countrywide Credit Industries, Inc.	2,281,774
5,000	E*Trade Financial Corp. (a)	69,950
30,100	Freddie Mac	1,963,423
50,700	Friedman Billings Ramsey Group, Inc.	725,010
7,200	IndyMac Bancorp, Inc.	293,256
36,400	Lehman Brothers Holdings, Inc.	3,613,792
46,325	MBNA Corp. (g)	1,211,862
69,600	Morgan Stanley	3,651,912
12,800	PNC Financial Services Group, Inc.	697,088
26,200	Principal Financial Group, Inc.	1,097,780
28,400	Providian Financial Corp. (a)	500,692
25,900	Washington Mutual, Inc. (g)	1,053,871
23,600	Wells Fargo & Co.	1,453,288

		40,431,923
Foods 1.2%
11,300	Albertson’s, Inc. (g)	233,684
17,600	Chiquita Brands International, Inc.	483,296
21,200	Del Monte Foods Co. (a)	228,324
5,900	Gold Kist, Inc. (a)	127,322
4,400	Kraft Foods, Inc.	139,964
18,300	Kroger Co. (The)(a)	348,249
1,700	Nash Finch Co.	62,458
2,700	Peet’s Coffee & Tea, Inc. (a)	89,208
61,400	Pilgrim’s Pride Corp.	2,095,582
10,000	Safeway, Inc. (g)	225,900
9,050	Sanderson Farms, Inc.	411,232
41,100	Smithfield Foods, Inc. (a)	1,120,797
4,900	SUPERVALU, Inc.	159,789
82,900	Tyson Foods, Inc., Class A	1,475,620
11,800	Whole Foods Market, Inc.	1,395,940

		8,597,365

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value
Health Care Providers & Services 1.1%
90,300	Caremark Rx, Inc. (a)	4,020,156
13,200	Cigna Corp.	1,412,796
36,300	UnitedHealth Group, Inc.	1,892,682

		7,325,634
Health Care Services 1.3%
6,200	Gentiva Health Services, Inc. (a)	110,732
18,600	HCA, Inc.	1,054,062
9,600	Humana, Inc. (a)	381,504
20,600	Kindred Healthcare, Inc. (a)	815,966
3,900	Magellan Health Services, Inc. (a)	137,709
7,300	Molina Healthcare, Inc. (a)	323,098
8,100	Pediatrix Medical Group, Inc. (a)	595,674
49,600	Quest Diagnostics, Inc.	2,642,192
4,900	Sierra Health Services, Inc. (a)	350,154
78,100	Thermo Electron Corp. (a)	2,098,547
15,200	United Surgical Partners International, Inc. (a)	791,616

		9,301,254
Healthcare Products 0.4%
4,000	American Medical Systems Holdings, Inc. (a)	82,600
47,600	Baxter International, Inc.	1,765,960
1,900	Conmed Corp. (a)	58,463
4,100	Foxhollow Technologies, Inc. (a)(g)	156,907
600	Haemonetics Corp. (a)	24,384
9,100	Intralase Corp. (a)	178,542
5,500	Merit Medical Systems, Inc. (a)	84,755
21,200	Palomar Medical Technologies, Inc. (a)	507,104
5,200	SurModics, Inc. (a)	225,524

		3,084,239
Household Durables 1.1%
31,200	Kimberly-Clark Corp.	1,952,808
104,600	Procter & Gamble Co.	5,517,650

		7,470,458
Industrial Conglomerates 1.7%
333,250	General Electric Co.	11,547,113
Insurance 2.7%
53,900	Allstate Corp.	3,220,525
30,100	American Financial Group, Inc.	1,008,952
56,159	American International Group, Inc.	3,262,838
7,200	Assurant, Inc.	259,920
3,300	Chubb Corp. (The)	282,513
3,600	CNA Financial Corp. (a)	102,312
38,100	Genworth Financial, Inc., Class A	1,151,763
15,900	Infinity Property & Casualty Corp.	554,592
17,400	LandAmerica Financial Group, Inc.	1,033,038
24,700	Loews Corp.	1,914,250
24,500	MBIA, Inc.	1,453,095
8,800	MetLife, Inc.	395,472
40,300	MGIC Investment Corp.	2,628,366
5,300	Nationwide Financial Services, Inc., Class A	201,082
2,700	Odyssey Re Holdings Corp.	66,636

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value
12,700	Radian Group, Inc.	599,694
6,600	St. Paul Travelers Cos., Inc. (The)	260,898
13,300	The PMI Group, Inc.	518,434
1,200	Torchmark Corp.	62,640
300	W.R. Berkley Corp.	10,704

		18,987,724
Internet & Catalog Retail 0.2%
200	Overstock.com, Inc. (a)	7,120
70,300	Sabre Holdings Corp., Class A	1,402,485

		1,409,605
Internet Software & Services 0.8%
10,600	Blue Coat Systems, Inc. (a)	316,728
11,200	Digital Insight Corp. (a)	267,904
1,600	Google, Inc. (a)(g)	470,640
48,200	Internet Security Systems, Inc. (a)	977,978
13,600	iPayment, Inc. (a)	496,672
87,700	Yahoo!, Inc. (a)	3,038,805

		5,568,727
Leisure & Tourism
2,600	Great Wolf Resorts, Inc. (a)	53,144
Machinery
8,500	Navistar International Corp. (a)	272,000
Machinery & Equipment 0.6%
7,700	Caterpillar, Inc.	733,887
1,900	Cummins, Inc.	141,759
31,800	Deere & Co.	2,082,582
19,400	Kennametal, Inc.	889,490
3,800	Timken Co.	87,780

		3,935,498
Media 0.6%
3,800	Radio One, Inc., Class D (a)(g)	48,526
125,900	Viacom, Inc., Class B	4,031,318

		4,079,844
Media & Entertainment 1.5%
23,500	Disney (Walt) Co.	591,730
40,600	Gannett Co., Inc.	2,887,878
44,300	Liberty Global, Inc., Class A (a)	2,067,481
82,600	Liberty Media Corp. (a)	841,694
256,900	Time Warner, Inc. (a)	4,292,799
2,200	Tribune Co.	77,396

		10,758,978
Medical Products & Services 2.5%
13,300	Applera Corp. - Applied Biosystems Group	261,611
59,200	Becton, Dickinson & Co.	3,106,224
5,800	C.R. Bard, Inc.	385,758

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value
4,300	Chemed Corp.	175,784
2,200	Dade Behring Holdings, Inc.	143,022
62,600	Express Scripts, Inc., Class A (a)	3,128,748
120,000	Johnson & Johnson Co.	7,800,000
2,900	Mentor Corp.	120,292
5,700	Sybron Dental Specialties, Inc. (a)	214,434
5,100	Techne Corp. (a)	234,141
62,500	Thoratec Corp. (a)	958,750
8,200	Ventana Medical Systems, Inc. (a)	329,886
6,000	Waters Corp. (a)	223,020

		17,081,670
Metals 0.6%
9,500	Allegheny Technologies, Inc.	209,570
10,500	Century Aluminum Co. (a)	214,200
13,000	Nucor Corp.	593,060
6,600	Phelps Dodge Corp. (g)	610,500
4,800	Quanex Corp.	254,448
20,900	Reliance Steel & Aluminum Co.	774,763
12,500	Steel Dynamics, Inc.	328,125
38,300	United States Steel Corp.	1,316,371

		4,301,037
Miscellaneous Manufacturing 0.2%
34,500	Eastman Kodak Co.	926,325
5,000	Illinois Tool Works, Inc.	398,400

		1,324,725
Multiline Retail 0.5%
23,100	Federated Department Stores, Inc. (g)	1,692,768
33,500	Target Corp.	1,822,735

		3,515,503
Oil & Gas Equipment & Services 0.4%
1,300	Kerr-McGee Corp.	99,203
62,700	Sempra Energy	2,590,137
200	Universal Compression Holdings, Inc. (a)	7,248

		2,696,588
Oil & Gas Exploration & Production 5.9%
3,500	Amerada Hess Corp.	372,785
29,500	Anadarko Petroleum Corp.	2,423,425
20,400	Apache Corp. (g)	1,317,840
5,000	Chesapeake Energy Corp.	114,000
105,360	ChevronTexaco Corp. (g)	5,891,731
113,200	ConocoPhillips	6,507,868
30,500	Devon Energy Corp.	1,545,740
71,200	Diamond Offshore Drilling, Inc.	3,804,216
6,400	Energen Corp.	224,320
224,664	Exxon Mobil Corp.	12,911,439
7,600	Harvest Natural Resources, Inc. (a)	83,068
3,200	Houston Exploration Co. (a)(g)	169,760
2,200	Noble Corp.	135,322
14,400	Occidental Petroleum Corp.	1,107,792
14,200	ONEOK, Inc.	463,630

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value
71	TEL Offshore Trust	710
6,100	Tidewater, Inc.	232,532
28,800	Transocean, Inc.	1,554,336
10,200	Unit Corp. (a)	448,902
10,900	Valero Energy Corp.	862,299

		40,171,715
Paper & Forest Products 0.5%
80,800	Georgia-Pacific Corp.	2,569,440
35,700	Louisiana-Pacific Corp.	877,506

		3,446,946
Pharmaceuticals 3.3%
31,600	Abbott Laboratories	1,548,716
32,000	Allergan, Inc.	2,727,680
17,500	Bone Care International, Inc. (a)	576,975
400	Bristol-Myers Squibb Co.	9,992
10,400	I-Flow Corp. (a)	173,056
86,400	Medicis Pharmaceutical Corp., Class A	2,741,472
107,100	Merck & Co., Inc.	3,298,680
307,853	Pfizer, Inc.	8,490,586
2,800	Schering-Plough Corp.	53,368
81,100	Wyeth	3,608,950

		23,229,475
Publishing 0.1%
13,700	Knight-Ridder, Inc. (g)	840,358
200	Washington Post Co. (The), Class B	167,006

		1,007,364
Real Estate Investment Trust 1.0%
17,200	Affordable Residential Communities, Inc.	229,620
29,500	American Home Mortgage Investment Corp.	1,031,320
33,100	Annaly Mortgage Management, Inc.	593,483
26,100	Anthracite Capital, Inc.	309,285
2,400	Arbor Realty Trust, Inc.	68,880
13,900	Ashford Hospitality Trust, Inc.	150,120
6,400	Boykin Lodging Co. (a)	85,760
5,100	Brandywine Realty Trust	156,315
2,200	Colonial Properties Trust	96,800
11,100	FelCor Lodging Trust, Inc. (a)	160,728
9,000	General Growth Properties, Inc.	369,810
2,500	Health Care REIT, Inc.	94,225
13,300	Home Properties, Inc.	572,166
3,900	Hospitality Properties Trust	171,873
6,700	Lexington Corporate Properties Trust	162,877
7,600	Luminent Mortgage Capital, Inc.	82,004
7,300	Maguire Properties, Inc.	206,882
6,900	National Health Investors, Inc.	193,683
20,250	New Century Financial Corp.	1,041,863
2,400	Newcastle Investment Corp.	72,360
16,900	Saxon Capital, Inc.	288,483
3,900	Sunstone Hotel Investors, Inc.	94,614
6,900	Thornburg Mortgage, Inc.	200,997
14,100	Trizec Properties, Inc.	290,037

		6,724,185

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value
Restaurants 0.8%
31,350	CEC Entertainment, Inc. (a)	1,319,522
19,900	Darden Restaurants, Inc.	656,302
8,300	Jack in the Box, Inc. (a)	314,736
3,100	Lone Star Steakhouse & Saloon, Inc.	94,271
104,600	McDonald’s Corp.	2,902,650
3,500	YUM! Brands, Inc.	182,280

		5,469,761
Retail 3.4%
23,200	Abercrombie & Fitch Co.	1,593,840
16,100	AutoNation, Inc. (a)(g)	330,372
11,600	Bebe Stores, Inc.	307,052
28,200	BJ’s Wholesale Club, Inc. (a)	916,218
27,700	Brinker International, Inc. (a)	1,109,385
103,600	Gap, Inc. (The)	2,046,100
11,600	Genesco, Inc. (a)	430,244
15,900	Herman Miller, Inc.	490,356
22,500	Hibbett Sporting Goods, Inc. (a)	851,400
115,800	Home Depot, Inc.	4,504,620
70,300	HOT Topic, Inc. (a)	1,344,136
28,100	J.C. Penney Co., Inc.	1,477,498
35,600	JAKKS Pacific, Inc. (a)	683,876
5,000	Nordstrom, Inc.	339,850
6,200	Pantry, Inc. (The)(a)	240,126
38,800	Select Comfort Corp. (a)	831,484
11,600	Smart & Final, Inc. (a)	142,100
8,100	Staples, Inc.	172,692
102,200	Wal-Mart Stores, Inc.	4,926,040

		22,737,389
Semiconductors & Semiconductor Equipment 2.5%
10,200	Altera Corp. (a)	202,164
9,900	DSP Group, Inc. (a)	236,313
4,100	FormFactor, Inc. (a)	108,322
25,000	Integrated Device Technology, Inc. (a)	268,750
371,400	Intel Corp.	9,678,684
76,900	Linear Technology Corp.	2,821,461
45,500	Micrel, Inc. (a)	524,160
29,900	National Semiconductor Corp.	658,697
100,800	Texas Instruments, Inc. (g)	2,829,456

		17,328,007
Software 1.7%
476,100	Microsoft Corp.	11,826,323
Specialty Retail 0.1%
31,100	PETsMART, Inc.	943,885
Telecommunication Equipment 0.7%
58,300	Avaya, Inc. (a)	485,056
23,000	Crown Castle International Corp. (a)	467,360
197,200	Motorola, Inc.	3,600,872

		4,553,288

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value
Telecommunication Services 1.9%
7,400	ARRIS Group, Inc. (a)	64,454
31,900	Aspect Communications Corp. (a)	358,237
134,500	AT&T Corp.	2,560,880
17,100	BellSouth Corp. (g)	454,347
37,000	CenturyTel, Inc. (g)	1,281,310
24,700	Harris Corp.	770,887
10,900	Iowa Telecommunications Services, Inc.	204,375
1,900	Premiere Global Services, Inc. (a)	21,451
42,712	SBC Communications, Inc.	1,014,410
60,200	Scientific-Atlanta, Inc.	2,002,854
9,700	Syniverse Holdings, Inc. (a)	135,800
82,000	Ubiquitel, Inc. (a)	669,120
107,352	Verizon Communications, Inc.	3,709,012

		13,247,137
Tobacco 0.4%
39,300	Altria Group, Inc.	2,541,138
3,000	Reynolds American, Inc.	236,400

		2,777,538
Transportation 1.2%
1,400	CNF, Inc.	62,860
36,800	FedEx Corp.	2,981,168
75,000	J.B. Hunt Transport Services, Inc.	1,447,500
5,150	Knight Transportation, Inc.	125,300
7,600	Overseas Shipholding Group, Inc.	453,340
3,600	Pacer International, Inc. (a)	78,444
67,400	Swift Transportation Co., Inc.	1,569,746
38,600	Yellow Roadway Corp. (a)	1,960,880

		8,679,238

	Total common stocks (cost $428,061,166)	479,179,850

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
CORPORATE BONDS 6.7%
Aerospace/Defense 0.2%
		Boeing Capital Corp., Sr. Notes,
A3	$190	6.10%, 3/1/11	206,557
		Goodrich Corp., Notes,
Baa3	260	7.625%, 12/15/12	305,240
		Lockheed Martin Corp., Bonds,
Baa2	110	8.50%, 12/1/29	158,859
		Northrop Grumman Corp., Gtd. Notes,
Baa2	500	7.125%, 2/15/11	565,482
		Raytheon Co., Notes,
Baa3	29	4.50%, 11/15/07	29,081
Baa3	270	6.55%, 3/15/10	292,344
Baa3	140	5.50%, 11/15/12	147,297

			1,704,860
Airlines
		Continental Airlines, Inc., Pass-Thru Certs. Ser. RJ04, Class B,
Baa3	50	8.048%, 11/1/20	49,948
		Southwest Airlines Co., Notes,
Baa1	200	6.50%, 3/1/12	218,631

			268,579
Automotive 0.4%
		Auburn Hills Trust, Debs.,
A3	215	12.375%, 5/1/20	325,515
		Equus Cayman Finance Ltd., 144A,
Baa3	60	5.50%, 9/12/08	61,018
		Ford Motor Credit Co., Notes,
Baa2	270	6.625%, 6/16/08	266,665
Baa2	525	7.875%, 6/15/10	518,805
Baa2	455	7.00%, 10/1/13	436,563
		General Motors Acceptance Corp., Bonds,
Baa2	260	8.00%, 11/1/31	232,009
		General Motors Acceptance Corp., Notes,
Baa2	760	6.125%, 1/22/08	735,693
		Hyundai Motor Manufacturing LLC, Gtd. Notes,
Baa3	90	5.30%, 12/19/08	91,029
		Nissan Motor Acceptance Corp., 144A,
Baa1	95	4.625%, 3/8/10	95,093

			2,762,390
Banking 0.5%
		Bank of America Corp., Sr. Notes,
Aa2	420	5.375%, 6/15/14	446,267
		Bank One Corp., Sub. Notes,
A1	400	7.875%, 8/1/10	462,449
		Citigroup, Inc., Sub. Notes,
Aa2	400	5.625%, 8/27/12	427,252
Aa2	82	5.00%, 9/15/14	83,882
Aa2	250	6.625%, 6/15/32	298,440

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
Aa2	125	6.00%, 10/31/33	138,730
		J.P. Morgan Chase & Co., Notes,
Aa3	195	4.50%, 11/15/10	196,421
		J.P. Morgan Chase & Co., Sr. Notes,
Aa3	270	5.25%, 5/30/07	275,643
		Mizuho Finance Group (Cayman Islands), Bank Gtd. Notes, 144A,
A2	160	5.79%, 4/15/14	168,296
		Santander Central Hispano Issuances (Cayman Islands), Gtd. Notes,
A1	140	7.625%, 9/14/10	161,384
		Wachovia Bank NA, Sub. Notes,
Aa3	450	7.80%, 8/18/10	522,692
		Washington Mutual Bank FA, Sub. Notes,
A3	35	5.65%, 8/15/14	36,852
A3	65	5.125%, 1/15/15	66,025
		Wells Fargo & Co., Sub. Notes,
Aa2	300	5.125%, 9/15/16	311,604

			3,595,937
Brokerage 0.2%
		Goldman Sachs Group, Inc., Gtd. Notes,
A1	200	6.345%, 2/15/34	216,702
		Goldman Sachs Group, Inc., Notes,
Aa3	215	5.125%, 1/15/15	218,988
		Lehman Brothers Holdings, Inc., Notes,
A1	335	6.625%, 1/18/12	374,156
		Merrill Lynch & Co., Inc., Notes,
Aa3	240	4.25%, 2/8/10	239,404
		Merrill Lynch & Co., Inc., Notes,
Aa3	375	5.00%, 1/15/15	383,975
		Morgan Stanley, Notes,
Aa3	25	5.30%, 3/1/13	25,981
		Morgan Stanley, Sub. Notes,
A1	140	4.75%, 4/1/14	137,924

			1,597,130
Building Materials & Construction 0.1%
		American Standard, Inc., Gtd. Notes,
Baa3	160	7.625%, 2/15/10	178,757
		D.R. Horton, Inc., Sr. Notes,
Ba1	250	5.625%, 9/15/14	249,640
		Hanson PLC, Sr. Notes,
Baa1	170	7.875%, 9/27/10	196,527
		Ryland Group, Inc. (The), Sr. Notes,
Baa3	90	5.375%, 6/1/08	91,999

			716,923
Cable 0.1%
		Comcast Corp., Bonds,
Baa2	250	5.65%, 6/15/35	248,952
		Cox Communications, Inc., Notes,
Baa3	185	6.75%, 3/15/11	201,437
Baa3	130	5.45%, 12/15/14	132,688

			583,077

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
Capital Goods 0.3%
		Caterpillar, Inc., Debs.,
A2	400	7.25%, 9/15/09	444,462
		Cooper Cameron Corp., Sr. Notes,
Baa1	65	2.65%, 4/15/07	63,061
		Fedex Corp., Notes,
Baa2	330	2.65%, 4/1/07	321,402
		Honeywell International, Inc., Bonds,
A2	215	6.125%, 11/1/11	235,538
		Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes,
A3	165	5.45%, 11/24/10	170,484
		Tyco International Group SA (Luxembourg), Gtd. Notes,
Baa2	250	6.00%, 11/15/13	271,874
		United Technologies Corp., Debs.,
A2	90	8.875%, 11/15/19	126,161
		United Technologies Corp., Notes,
A2	165	6.35%, 3/1/11	181,774
		United Technologies Corp., Sr. Notes,
A2	225	4.875%, 5/1/15	230,157
		Waste Management, Inc., Gtd. Notes,
Baa3	110	7.75%, 5/15/32	139,543

			2,184,456
Chemicals 0.3%
		Dow Chemical Co. (The), Debs.,
A3	60	5.97%, 1/15/09	63,361
		Dow Chemical Co. (The), Notes,
A3	135	6.125%, 2/1/11	146,570
A3	140	6.00%, 10/1/12	153,418
		Eastman Chemical Co., Notes, (g)
Baa2	85	7.00%, 4/15/12	97,552
		Huntsman International LLC, Gtd. Notes,
B2	350	9.875%, 3/1/09	374,500
		IMC Global, Inc., Gtd. Notes,
Ba3	350	11.25%, 6/1/11	386,750
		Lubrizol Corp. (The), Sr. Notes,
Baa3	170	4.625%, 10/1/09	170,021
		Lyondell Chemical Co., Gtd. Notes,
B1	450	9.50%, 12/15/08	478,687

			1,870,859
Consumer 0.1%
		Cendant Corp., Notes,
Baa1	260	6.875%, 8/15/06	267,298
		Cendant Corp., Sr. Notes,
Baa1	185	6.25%, 1/15/08	192,977

			460,275
Electric 0.5%
		Appalachian Power Co., Sr. Notes.
Baa2	125	4.40%, 6/1/10	124,603
		Boston Edison Co., Debs.,
A1	110	4.875%, 4/15/14	112,844
		CenterPoint Energy Houston Electric LLC, Gen. Refi. Mtge.,
Baa2	160	5.70%, 3/15/13	170,812
Baa2	120	6.95%, 3/15/33	149,202
		Consumers Energy Co., First Mtge. Bonds,
Baa3	65	5.375%, 4/15/13	67,422
		Dominion Resources, Inc., Sr. Notes,
Baa1	190	5.125%, 12/15/09	195,020

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
		Duke Capital LLC, Sr. Notes,
Baa3	140	4.331%, 11/16/06	140,187
Baa3	45	6.25%, 2/15/13	48,579
Baa3	45	8.00%, 10/1/19	55,694
		El Paso Electric Co., Sr. Unsec.,
Baa3	205	6.00%, 5/15/35	214,697
		Empresa Nacional de Electricidad SA (Chile), Bonds,
Ba1	220	8.50%, 4/1/09	244,794
		Energy East Corp., Notes,
Baa2	125	6.75%, 9/15/33	145,860
		FirstEnergy Corp., Notes,
Baa3	155	7.375%, 11/15/31	189,469
		Florida Power & Light Co., First Mtge. Bonds,
Aa3	120	5.95%, 10/1/33	136,758
		Indiana Michigan Power Co., Sr. Notes,
Baa2	90	5.05%, 11/15/14	91,039
		Natural Rural Utilities Cooperative Finance Corp., Notes,
A2	35	7.25%, 3/1/12	40,578
		Pacific Gas & Electric Co., Unsec.,
Baa1	380	6.05%, 3/1/34	418,794
		Pepco Holdings, Inc., Notes,
Baa2	110	5.50%, 8/15/07	112,439
		PPL Electric Utilities Corp., Secured,
Baa1	400	6.25%, 8/15/09	427,483
		Southern California Edison Co., First Mtge.,
A3	100	4.65%, 4/1/15	100,040
		TXU Electric Delivery Co., Debs.,
Baa2	120	7.00%, 9/1/22	140,267
		TXU Electric Delivery Co., Secured,
Baa1	45	7.25%, 1/15/33	56,109
		Xcel Energy, Inc., Sr. Notes,
Baa1	120	3.40%, 7/1/08	116,944
Baa1	35	7.00%, 12/1/10	38,937

			3,538,571
Energy – Integrated 0.1%
		ConocoPhillips Holding Co., Sr. Notes,
A3	135	6.95%, 4/15/29	169,603
		Marathon Oil Corp., Notes,
Baa1	155	6.125%, 3/15/12	168,703
		Phillips Petroleum Co., Notes,
A3	500	8.75%, 5/25/10	595,622

			933,928
Energy – Other 0.3%
		Devon Energy Corp., Sr. Notes,
Baa2	480	2.75%, 8/1/06	471,666
		Halliburton Co., Notes,
Baa2	30	5.50%, 10/15/10	31,462
		Kerr-McGee Corp., Secured,
Ba3	260	5.875%, 9/15/06	263,344
		Nexen, Inc., Unsec.,
Baa2	145	5.875%, 3/10/35	147,365
		Occidental Petroleum Corp., Sr. Notes,
A3	340	6.75%, 1/15/12	384,816
		Precision Drilling Corp. (Canada), Notes,
Baa2	$80	5.625%, 6/1/14	$82,717

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
		Talisman Energy, Inc., Notes,
Baa1	120	5.125%, 5/15/15	122,517
		Union Oil Co. of California, Gtd. Notes,
Baa2	130	7.35%, 6/15/09	144,127
		Valero Energy Corp., Sr. Unsec.,
Baa3	30	7.50%, 4/15/32	37,030
		Woodside Finance Ltd. (Australia), Gtd. Notes, 144A,
Baa1	265	5.00%, 11/15/13	272,943

			1,957,987
Foods 0.4%
		Albertson’s, Inc., Debs.,
Baa2	55	8.00%, 5/1/31	66,680
		Anheuser-Busch Cos., Inc., Sr. Notes,
A1	160	6.00%, 4/15/11	174,180
		Archer-Daniels-Midland Co., Debs.,
A2	60	8.125%, 6/1/12	72,557
		Cadbury Schweppes US Finance, Notes,
Baa2	160	3.875%, 10/1/08	157,764
		Cargill, Inc., 144A,
A2	375	3.625%, 3/4/09	366,778
		ConAgra Foods, Inc., Notes,
Baa1	130	7.875%, 9/15/10	149,591
		Diageo Capital PLC, Notes,
A2	65	4.375%, 5/3/10	65,337
		Kellogg Co., Notes,
Baa1	375	6.60%, 4/1/11	415,587
		Kraft Foods, Inc., Notes,
A3	510	4.625%, 11/1/06	513,328
A3	50	5.25%, 6/1/07	50,973
A3	185	5.625%, 11/1/11	196,252
		PepsiAmericas, Inc., Notes,
Baa1	115	4.875%, 1/15/15	117,133
		The Kroger Co., Gtd. Notes,
Baa2	35	6.80%, 4/1/11	38,433
		The Kroger Co., Notes,
Baa2	250	7.80%, 8/15/07	267,089
		Tyson Foods, Inc., Notes,
Baa3	20	8.25%, 10/1/11	23,719
		Tyson Foods, Inc., Sr. Notes,
Baa3	75	7.25%, 10/1/06	77,741
		YUM! Brands, Inc., Sr. Notes,
Baa3	35	8.875%, 4/15/11	42,407

			2,795,549
Gaming 0.1%
		Harrah’s Operating Co., Inc., Bonds, 144A,
Baa3	165	5.625%, 6/1/15	168,060
		Harrah’s Operating Co., Inc., Gtd. Notes,
Baa3	55	7.125%, 6/1/07	57,721
Baa3	150	5.50%, 7/1/10	154,807
		Mandalay Resorts Group, Sr. Sub. Notes,
Ba3	1	9.375%, 2/15/10	1,118

			381,706

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
Health Care & Pharmaceutical 0.3%
		Anthem, Inc., Notes,
Baa1	310	3.50%, 9/1/07	305,637
		Bristol-Myers Squibb Co., Notes,
A1	110	5.75%, 10/1/11	117,688
		Glaxosmithkline Capital, Inc., Gtd. Notes,
Aa2	50	4.375%, 4/15/14	49,727
		Merck & Co., Inc., Debs.,
Aa3	30	5.95%, 12/1/28	33,372
		Pharmacia Corp., Debs.,
Aaa	435	6.75%, 12/15/27	535,618
		Schering-Plough Corp., Sr. Notes,
Baa1	315	5.55%, 12/1/13	333,979
		Wellpoint, Inc., Notes,
Baa1	170	5.00%, 12/15/14	173,588
Baa1	155	5.95%, 12/15/34	169,192
		Wyeth, Unsub. Notes,
Baa1	95	6.45%, 2/1/24	108,170

			1,826,971
Insurance 0.2%
		Allstate Corp., Sr. Notes,
A1	200	7.20%, 12/1/09	223,313
A1	80	5.55%, 5/9/35	82,783
		American International Group, Inc., Notes,
Aa2	260	4.25%, 5/15/13	252,168
		AXA SA, Sub. Notes,
A3	35	8.60%, 12/15/30	47,662
		Everest Reinsurance Holdings, Inc., Notes,
A3	120	5.40%, 10/15/14	123,245
		Liberty Mutual Group, Bonds, 144A,
Baa3	145	7.00%, 3/15/34	152,598
		MetLife, Inc., Sr. Notes,
A2	70	6.125%, 12/1/11	76,022
A2	15	6.375%, 6/15/34	16,972
A2	205	5.70%, 6/15/35	211,329
		W.R. Berkley Corp., Sr. Notes,
Baa2	110	5.60%, 5/15/15	112,023
Baa2	90	6.15%, 8/15/19	94,140
		XL Capital Ltd., Sr. Notes,
A2	15	5.25%, 9/15/14	15,215

			1,407,470
Lodging 0.2%
		Carnival Corp. (Panama), Gtd Notes,
A3	440	3.75%, 11/15/07	435,654
		Carnival PLC (United Kingdom), Notes,
A3	50	7.30%, 6/1/07	52,649
		Host Marriott LP, Sr. Notes,
Ba3	225	7.00%, 8/15/12	233,438
		Royal Caribbean Cruises Ltd., Sr. Notes,
Ba1	355	8.00%, 5/15/10	393,163

			1,114,904
Media & Entertainment 0.3%
		British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes,
Baa2	130	7.30%, 10/15/06	135,031
		Chancellor Media Corp., Gtd. Notes,
Baa3	115	8.00%, 11/1/08	123,644

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
		Clear Channel Communications, Inc., Sr. Notes,
Baa3	50	7.65%, 9/15/10	54,155
		Disney (Walt) Co., Notes,
Baa1	50	5.375%, 6/1/07	51,129
		News America, Inc., Gtd. Notes,
Baa3	125	7.625%, 11/30/28	150,969
		News America, Inc., Notes,
Baa3	430	5.30%, 12/15/14	441,185
		RR Donnelley & Sons Co., 144A,
Baa2	165	5.50%, 5/15/15	167,500
		Time Warner, Inc., Gtd. Notes,
Baa1	270	6.875%, 5/1/12	304,674
Baa1	160	7.25%, 10/15/17	190,048
Baa1	135	7.70%, 5/1/32	170,778
		Viacom, Inc., Gtd Notes,
A3	75	7.875%, 7/30/30	87,980

			1,877,093
Metals
		Alcan, Inc. (Canada), Notes,
Baa1	20	5.20%, 1/15/14	20,498
Baa1	115	5.00%, 6/1/15	115,530
Baa1	35	6.125%, 12/15/33	37,493

			173,521
Non Captive Finance 0.4%
		Berkshire Hathaway Finance Corp., Gtd. Notes, 144A,
Aaa	165	4.75%, 5/15/12	166,506
		Capital One Bank, Sub. Notes,
Baa3	5	6.50%, 6/13/13	5,501
		Capital One Financial Corp., Notes,
Baa3	165	5.50%, 6/1/15	168,802
		Capital One Financial Corp., Sr. Notes,
Baa3	60	5.25%, 2/21/17	59,473
		CIT Group Funding Co. of Canada, 144A,
A2	240	5.20%, 6/1/15	242,710
		CIT Group, Inc., Sr. Notes,
A2	195	5.50%, 11/30/07	200,467
A2	80	4.25%, 2/1/10	79,405
		General Electric Capital Corp., Notes,
Aaa	330	6.125%, 2/22/11	358,535
Aaa	500	6.75%, 3/15/32	616,993
		Household Finance Corp., Notes,
A1	130	4.75%, 5/15/09	131,867
A1	280	7.00%, 5/15/12	317,626
A1	15	6.375%, 11/27/12	16,590
		HSBC Finance Corp., Notes,
A1	85	6.75%, 5/15/11	94,346
A1	165	5.00%, 6/30/15	166,288
		International Lease Finance Corp., Notes,
A1	120	3.50%, 4/1/09	115,554
		Residential Capital Corp., 144A,
Baa2	190	6.375%, 6/30/10	190,914

			2,931,577

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
Non-Corporate 0.2%
		Export-Import Bank of Korea, 144A,
A3	170	4.125%, 2/10/09	168,556
		Korea Development Bank, Notes,
A3	240	4.75%, 7/20/09	243,144
		Pemex Project Funding Master Trust, Gtd. Notes,
Baa1	275	8.50%, 2/15/08	301,125
Baa1	350	7.875%, 2/1/09	382,375
		Pemex Project Funding Master Trust, Gtd. Notes, 144A,
Baa1	450	9.50%, 9/15/27	587,249
		Petrobras International Finance Co., Sr. Notes,
Baa1	44	9.75%, 7/6/11	52,140

			1,734,589

Paper 0.1%
		International Paper Co., Notes,
Baa2	180	5.50%, 1/15/14	183,802
Baa2	95	5.25%, 4/1/16	94,300
		Weyerhaeuser Co., Debs.,
Baa2	210	7.375%, 3/15/32	247,627

			525,729

Pipelines & Other 0.2%
		Atmos Energy Corp., Notes,
Baa3	255	4.00%, 10/15/09	249,476
		Duke Energy Field Services LLC, Notes,
Baa2	200	7.875%, 8/16/10	229,596
		Enbridige, Inc., Notes,
A3	100	4.90%, 3/1/15	101,346
		Enterprise Products Operating LP, Gtd. Notes, Sr. B,
Baa3	150	6.375%, 2/1/13	162,536
		Enterprise Products Operating LP, Notes, 144A,
Baa3	65	5.00%, 3/1/15	63,826
		Enterprise Products Operating LP, Sr. Notes,
Baa3	150	4.00%, 10/15/07	148,501
		Magellan Midstream Partners LP, Unsub.,
Ba1	120	5.65%, 10/15/16	124,035
		Sempra Energy, Sr. Notes,
Baa1	120	4.621%, 5/17/07	120,567

			1,199,883

Railroads 0.1%
		Burlington Northern Santa Fe Corp., Debs.,
Baa2	110	7.95%, 8/15/30	150,777
		Norfolk Southern Corp., Bonds,
Baa1	4	7.80%, 5/15/27	5,305
		Norfolk Southern Corp., Sr. Unsec.,
Baa1	96	5.64%, 5/17/29	100,399
		Union Pacific Corp., Notes,
Baa2	275	6.625%, 2/1/08	290,585

			547,066

Real Estate Investment Trust 0.1%
		EOP Operating LP, Sr. Notes,
Baa2	350	6.75%, 2/15/08	369,143

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
		Post Apartment Homes LP, Sr. Notes,
Baa3	90	5.45%, 6/1/12	90,575
		Simon Property Group LP, Gtd. Notes,
Baa2	380	6.875%, 11/15/06	391,483

			851,201

Retail 0.1%
		May Department Stores Co. (The), Gtd. Notes,
Baa2	45	8.50%, 6/1/19	57,195
		May Department Stores Co. (The), Notes,
Baa2	145	6.70%, 7/15/34	162,113
		Target Corp., Sr. Unsec.,
A2	140	7.50%, 8/15/10	160,912
		Wal-Mart Stores, Inc., Sr. Notes,
Aa2	60	6.875%, 8/10/09	66,122

			446,342

Technology 0.2%
		Computer Associates International, Inc., Sr. Notes, 144A,
Ba1	225	4.75%, 12/1/09	224,284
		Equifax, Inc., Notes,
Baa1	165	4.95%, 11/1/07	168,072
		First Data Corp., Notes,
A1	110	4.85%, 10/1/14	111,667
		International Business Machines Corp., Debs.,
A1	185	5.875%, 11/29/32	205,149
		Jabil Circuit, Inc., Sr. Notes, (g)
Baa3	150	5.875%, 7/15/10	155,351
		Motorola, Inc., Notes,
Baa2	190	4.608%, 11/16/07	191,454
Baa2	145	7.625%, 11/15/10	165,913
		Seagate Technology HDD Holdings, Gtd. Notes,
Ba2	245	8.00%, 5/15/09	260,619
		SunGard Data Systems, Inc., Bonds,
Baa3	70	4.875%, 1/15/14	56,000
		SunGard Data Systems, Inc., Notes,
Baa3	140	3.75%, 1/15/09	127,539

			1,666,048

Telecommunications 0.7%
		AT&T Wireless Services, Inc., Notes,
Baa2	120	8.125%, 5/1/12	143,778
		AT&T Wireless Services, Inc., Sr. Notes,
Baa2	110	8.75%, 3/1/31	154,180
		BellSouth Corp., Notes,
A2	245	4.20%, 9/15/09	244,131
		British Telecom PLC (United Kingdom), Bonds,
Baa1	45	8.875%, 12/15/30	63,524
		British Telecom PLC (United Kingdom), Unsub.,
Baa1	220	7.00%, 5/23/07	230,824
		CenturyTel, Inc., Sr. Notes,
Baa2	25	7.875%, 8/15/12	28,557
		Cingular Wireless LLC, Sr. Notes,
Baa2	100	7.125%, 12/15/31	119,805
		Deutsche Telekom International Finance BV, (Netherlands) Gtd. Notes,
A3	120	8.75%, 6/15/30	162,477
		France Telecom SA (France), Notes,
A3	$75	8.50%, 3/1/31	104,565

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
		Koninklijke (Royal) NV (Netherlands), Sr. Unsub.,
Baa1	355	8.00%, 10/1/10	411,062
		Nextel Communications, Inc., Sr. Notes,
Ba3	240	5.95%, 3/15/14	249,300
		SBC Communications, Inc., Bonds,
A2	25	6.45%, 6/15/34	28,108
		SBC Communications, Inc., Notes,
A2	220	4.125%, 9/15/09	218,177
A2	115	5.625%, 6/15/16	121,255
		Sprint Capital Corp., Gtd. Notes,
Baa3	440	6.90%, 5/1/19	503,926
Baa3	90	8.75%, 3/15/32	125,200
		Telecom Italia Capital SA (Luxembourg), Gtd. Notes,
Baa2	145	5.25%, 11/15/13	147,205
		Telecom Italia Capital SA (Luxembourg), Gtd. Notes, 144A,
Baa2	440	4.95%, 9/30/14	435,664
		Telecom Italia Capital SA (Luxembourg), Gtd. Notes, 144A,
Baa2	180	6.00%, 9/30/34	183,766
		Telecomunicaciones de Puerto Rico, Inc. (Luxembourg), Gtd. Notes,
Baa1	420	6.80%, 5/15/09	449,660
		Telefonica Europe BV (Netherlands), Gtd. Notes,
A3	230	7.75%, 9/15/10	265,370
		TELUS Corp. (Cananda), Notes,
Baa2	250	8.00%, 6/1/11	292,376
		Verizon Global Funding Corp., Notes,
A2	85	7.75%, 12/1/30	109,756
		Vodafone Group PLC (United Kingdom), Notes,
A2	15	5.375%, 1/30/15	15,827
		Vodafone Group PLC (United Kingdom), Sr. Notes,
A2	200	7.75%, 2/15/10	228,357

			5,036,850
Tobacco
		Altria Group, Inc., Notes,
Baa2	120	7.65%, 7/1/08	130,652

		Total corporate bonds (cost $45,345,251)	46,822,123

ASSET BACKED SECURITIES 1.0%
		American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A,
Baa2	230	3.858%, 3/15/12 (h)	229,461
		American Express Credit Account Master Trust, Ser. 2004-C, Class C 144A,
Baa2	270	3.888%, 2/15/12 (h)	270,736
		Bank One Issuance Trust, Ser. 2003-C1, Class C1,
Baa2	397	4.54%, 9/15/10	399,608
		Centex Home Equity, Ser. 2005-A, Class M2,
Aa2	360	3.814%, 1/25/35 (h)	359,135
		Chase Issuance Trust, Ser. 2005-A4, Class A4,
Aaa	650	4.23%, 1/15/13	651,040
		Equity One, Inc., Ser. 2004-3, Class M1,
Aa2	260	5.70%, 7/25/34	266,095
		First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FFH1, Class M2,
Aa2	300	3.834%, 6/25/36 (h)	299,982
		Household Mortgage Loan Trust, Ser. 2003-HC2, Class M,
Aa2	143	3.86%, 6/20/33 (h)	$142,937

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
		Household Mortgage Loan Trust, Ser. 2004-HC1, Class M,
Aa2	121	3.76%, 2/20/34 (h)	121,474
		MBNA Master Credit Card Trust II, Ser. 1999-J, Class A,
Aaa	2,400	7.00%, 2/15/12	2,664,656
		Morgan Stanley ABS Capital I, Ser. 2004-NC3, Class M2,
A2	290	4.414%, 3/25/34 (h)	293,428
		Prestige Auto Receivables Trust, Ser. 2004-1, Class A2,
Aaa	295	3.69%, 6/15/11	293,021
		Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII1,
Aa1	280	3.884%, 12/25/34 (h)	280,953
		Saxon Asset Securities Trust, Ser. 2005-2, Class M2,
Aa2	240	3.754%, 9/25/35 (h)	239,946
		WFS Financial Owner Trust, Ser. 2004-4, Class D,
Baa2	258	3.58%, 5/17/12	256,143

		Total asset backed securities (cost $6,773,291)	6,768,615

COMMERCIAL MORTGAGE BACKED SECURITIES 2.0%
		Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A3,
AAA(d)	400	4.873%, 3/11/41	411,238
		Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4,
Aaa	560	4.153%, 11/10/38	553,197
		Banc of America Commercial Mortgage, Inc., Ser. 2005-3, Class A4,
Aaa	1,000	4.668%, 7/10/43	1,000,156
		Bear Stearns Commercial Mortgage Securities, Ser. 2005-T18, Class AAB,
Aaa	350	4.823%, 2/13/42	357,883
		Commercial Mortgage Asset Trust, Ser. 1999-C2,
Aaa	94	7.285%, 11/17/32	98,526
		Commercial Mortgage Pass-Through Certificate, Ser. 2004-LB2A, Class X2, 144A,
Aaa	2,821	1.0845%, 3/10/39	108,160
		Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4,
Aaa	300	4.283%, 10/15/39	297,389
		DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B,
AAA(d)	600	7.62%, 6/10/33	680,742
		GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class X2, 144A,
Aaa	5,052	.67%, 3/10/40	134,890
		Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A4,
Aaa	1,300	4.111%, 7/5/35	1,270,559
		Greenwich Capital Commercial Funding Corp., Ser. 2003-C2, Class A3,
Aaa	1,360	4.533%, 1/5/36	1,370,044
		J.P. Morgan Chase Commercial Mortgage Securities Corp., Ser. 2004-C2, Class A3	1,312,598
Aaa	1,250	5.2149%, 5/15/41
		J.P. Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB,
Aaa	1,000	4.659%, 7/15/42	1,009,100
		KeyCorp, Ser. 2000-C1, Class A2,
Aaa	1,675	7.727%, 5/17/32	1,889,477
		LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5,
AAA(d)	800	4.826%, 8/15/29	817,246
		LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5,
Aaa	430	4.739%, 7/15/30	434,838

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
		Merrill Lynch Mortgage Trust, Ser. 2004-Key2, Class A3,
Aaa	400	4.615%, 8/12/39	403,253
		Merrill Lynch Mortgage Trust, Ser. 2004-MKB1, Class A3,
Aaa	650	4.892%, 2/12/42	664,568
		Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C3, Class A2
AAA(d)	1,100	4.867%, 2/15/35	1,127,713

		Total commercial mortgage backed securities (cost $13,727,068)	13,941,577

COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
		Banc of America Commercial Mortgage, Inc., Ser. 2005-B, Class 2A1,
Aaa	294	4.422%, 3/25/35 (h)	292,531
		Banc of America Commercial Mortgage, Inc., Ser. 2005-A, Class 2A1,
Aaa	290	4.481%, 2/25/35 (h)	289,020
		Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1,
Aaa	525	5.25%, 9/25/19	522,480
		Federal National Mortgage Assoc., Ser. 1993-55, Class K, PAC-1,
	413	6.50%, 5/25/08	422,913
		Master Alternative Loan Trust, Ser. 2004-4, Class 4A1,
Aaa	616	5.00%, 4/25/19	620,269
		Structured Adjustable Rate Mortgage Loan, Ser. 2004-1, Class 4A3,
Aaa	543	4.17%, 2/25/34	540,734
		Wamu Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A,
Aaa	213	5.00%, 3/25/20	214,458

		Total collateralized mortgage obligations (cost $2,918,840)	2,902,405

STRUCTURED NOTES 0.1%
		Dow Jones CDX High Yield Trust, Pass Thru Certs., Series 4-T2, 144A,
Ba3	410	6.75%, 6/29/10	410,256
		SER HY, Ser. 2004-1 CTF 3C7, 144A,
B1	2	8.2105%, 8/1/15	1,965

		Total structured notes (cost $402,928)	412,221
MORTGAGE BACKED SECURITIES 8.5%
		Federal Home Loan Mortgage Corp.,
	2,784	5.00%, 7/1/18 - 4/1/34	2,811,938
	1,375	4.50%, 11/1/18 - 7/1/19	1,369,210
	1,215	7.00%, 10/1/31 - 11/1/33	1,279,505
	790	6.00%, 1/1/34	810,902
	2,263	5.50%, 5/1/34 - 7/1/34	2,297,049
		Federal Home Loan Mortgage Corp., TBA (c)
	1,500	5.00%, 7/1/33 - 8/1/33	1,497,812
	1,500	6.00%, 8/15/34	1,536,563
		Federal National Mortgage Assoc.,
	224	7.50%, 12/1/07	228,060
	1,920	6.50%, 5/1/13 - 1/1/34	1,993,351
	8,524	5.50%, 12/1/16 - 2/1/34	8,648,948
	6,962	6.00%, 9/1/17 - 2/1/35	7,146,644
	1,320	5.00%, 10/1/18 - 3/1/34	1,331,957

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
	4,435	4.50%, 2/1/19 - 3/1/34	4,398,367
	451	4.00%, 5/1/19	442,017
	42	8.00%, 12/1/23	45,578
	31	8.50%, 2/1/28	33,843
		Federal National Mortgage Assoc., TBA (c)
	12,000	5.00%, 7/15/20 - 7/15/35	12,010,937
	4,500	5.50%, 8/1/31	4,553,437
	1,500	6.00%, 7/15/20	1,550,625
	1,500	6.50%, 7/1/33	1,552,032
		Government National Mortgage Assoc.,
	253	8.00%, 8/15/22 - 6/15/25	274,110
	1,446	6.50%, 9/15/23 - 8/15/32	1,516,222
	207	7.00%, 6/15/24	220,172
	35	7.50%, 4/15/29 - 5/15/31	37,143
	1,374	5.50%, 12/15/33 - 9/15/34	1,404,253

		Total mortgage backed securities (cost $58,656,160)	58,990,675

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.6%
		Federal Farm Credit Bank,
	280	3.00%, 12/17/07	275,113
		Federal Home Loan Bank,
	775	4.50%, 5/13/11	791,365
		Federal Home Loan Mortgage Corp.,	3,052,271
	2,790	5.75%, 1/15/12
		Federal National Mortgage Assoc.,
	920	3.875%, 7/15/08	919,293
	3,210	4.125%, 5/15/10	3,228,974
	1,500	5.50%, 7/18/12	1,501,479
	1,305	5.25%, 8/1/12	1,375,531

		Total U.S. government agency obligations (cost $10,978,240)	11,144,026

U.S. GOVERNMENT SECURITIES 3.2%
		United States Treasury Bonds,
	555	9.125%, 5/15/18	830,267
	1,365	8.125%, 8/15/19 (b)	1,934,247
	1,603	6.00%, 2/15/26	1,975,071
	1,675	5.375%, 2/15/31	1,976,500
	1,875	8.875%, 2/15/19	2,787,379
	779	9.00%, 11/15/18	1,163,814
		United States Treasury Inflation Index,
	2,793	3.625%, 1/15/08	2,955,608
	103	2.375%, 1/15/25	112,783
		United States Treasury Notes,
	6,110	3.125%, 1/31/07 (g)	6,061,785
	730	3.375%, 2/28/07	726,806
	430	3.75%, 5/15/08	430,941
	865	4.125%, 5/15/15	877,637
	50	5.75%, 8/15/10	54,647
	40	5.00%, 2/15/11	42,498
	250	8.75%, 5/15/20	374,902

		Total U.S. government securities (cost $21,598,587)	22,304,885

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
MUNICIPAL BOND 0.1%
		Illinois St., Taxable Pension, G.O.,
Aa3	975	5.10%, 6/1/33 (cost $916,031)	1,012,664

FOREIGN GOVERNMENT OBLIGATIONS 0.2%
		Government of Malaysia, Bonds,
A3	$55	7.50%, 7/15/11	$64,089
		Province of Quebec (Canada), Notes,
A1	115	4.60%, 5/26/15	116,326
		Province of Quebec (Canada), Sr. Unsub.,
A1	390	5.75%, 2/15/09	412,139
		Republic of Italy (Italy), Notes,
Aa2	75	6.00%, 2/22/11	82,203
Aa2	160	5.375%, 6/15/33	173,058
		Republic of South Africa (South Africa), Notes,
Baa1	100	6.50%, 6/2/14	111,625
		United Mexican States (Mexico), Notes,
Baa1	320	7.50%, 1/14/12	362,880

		Total foreign government obligations (cost $1,228,096)	1,322,320

		Total long-term investments (cost $590,605,658)	644,801,361

SHORT-TERM INVESTMENTS 14.8%
CORPORATE BONDS 1.2%
Brokerage 0.2%
		Morgan Stanley, Unsub.,
Aa3	1,200	6.10%, 4/15/06	1,219,784
Building & Construction
		Hanson Overseas BV (United Kingdom), Sr. Notes,
Baa1	225	6.75%, 9/15/05	226,257
Cable 0.2%
		Continental Cablevision, Inc., Sr. Notes,
Baa2	1,000	8.30%, 5/15/06	1,036,605
Electric 0.1%
		NiSource Finance Corp., Gtd. Notes,
Baa3	150	7.625%, 11/15/05	151,967
		Progress Energy, Inc., Sr. Notes,
Baa2	280	6.75%, 3/1/06	284,775

			436,742
Foods 0.1%
		Safeway, Inc., Notes,
Baa2	280	2.50%, 11/1/05	278,576
		Tyson Foods, Inc., M.T.N.,
Baa3	80	6.625%, 10/17/05	80,506

			359,082

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Moody’s Rating (Unaudited)	Principal Amount (000)	Description	Value
Hotels 0.1%
		LA Quinta Inns, Inc., Sr. Notes,
Ba3	350	7.40%, 9/15/05	351,313
Media & Entertainment
		Disney (Walt) Co., Sr. Notes,
Baa1	205	6.75%, 3/30/06	209,065
Non Captive Finance
		Capital One Bank, Sr. Notes,
Baa2	295	6.875%, 2/1/06	299,663
Oil & Gas Equipment & Services 0.1%
		BJ Services Co., Sr. Notes,
Baa2	700	7.00%, 2/1/06	709,727
Packaging 0.1%
		Pactiv Corp., Unsub.,
Baa2	1,000	7.20%, 12/15/05	1,013,345
Paper
		MeadWestvaco Corp., Notes,
Baa2	200	2.75%, 12/1/05	199,024
Pipelines & Other
		Duke Energy Field Services LLC, Notes,
Baa2	200	7.50%, 8/16/05	200,786
Real Estate Investment Trust 0.1%
		Simon Property Group LP, Notes,
Baa2	250	7.375%, 1/20/06	254,280
Retail
		Target Corp., Sr. Unsec.,
A2	220	5.95%, 5/15/06	223,451
Telecommunications 0.2%
		AT&T Wireless Services, Inc., Sr. Notes,
Baa2	335	7.35%, 3/1/06	342,320
		Citizens Communications Co., Debs.,
Ba3	220	7.60%, 6/1/06	223,850
		Telecomunicaciones de Puerto Rico, Inc. (Luxembourg), Gtd. Notes,
Baa1	800	6.65%, 5/15/06	816,218

			1,382,388
Tobacco
		Altria Group, Inc., Notes,
Baa2	80	7.00%, 7/15/05	80,062

		Total corporate bonds (cost $8,133,754)	8,201,574

U.S. GOVERNMENT SECURITIES
	300	United States Treasury Bills, 9/15/05 (cost $298,141)	298,101

The Prudential Investment Portfolios, Inc. Dryden Active Allocation Fund

Schedule of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Shares
MUTUAL FUND 13.6%
	Dryden Core Investment Fund-Taxable Money Market Series (cost $94,262,667) (includes $28,583,421 of cash collateral received for securities on loan) (e) (f)
94,262,667		94,262,667

	Total short-term investments (cost $102,694,562)	102,762,342

	Total Investments 107.5% (cost $693,300,220 (i))	$747,563,703
	Liabilities in excess of other assets (j) (7.5%)	(52,279,992)

	Net Assets 100.0%	$695,283,711

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to liquid.

GO—General Obligation.

M.T.N.—Medium Term Notes.

PAC—Planned Amortization Class.

(a)	Non-income producing security.

(b)	All or partial amount of security is segregated as initial margin for financial futures transactions.

(c)	Partial principle amount of $22,500,000 represents a to-be-announced (“TBA”) mortgage dollar roll.

(d)	Standard and Poor’s Rating.

(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	Prudential Investments LLC, The manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(g)	Portion of securities on loan with an aggregate market value of $27,814,114; cash collateral of $28,583,421 was received with which the portfolio purchased securities.

(h)	Variable rate instrument.

(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2005 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$699,347,186	$65,297,322	$17,080,805	$48,216,517

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(j)	Liabilities in excess of other assets include net unrealized appreciation of financial futures contracts as follows:

Open futures contracts as of June 30, 2005 were as follows:

Number of Contracts	Type	Expiration Date	Current Value	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions
137	U.S. T-Notes 5yr	Sept 05	$14,918,016	$14,894,694	$23,322
10	U.S. Long Bond	Sept 05	1,187,500	1,166,248	21,252
5	90 Day Eurodollar	Sept 06	1,199,750	1,192,702	7,048
2	90 Day Eurodollar	June 07	479,600	476,327	3,273
2	90 Day Eurodollar	Sept 07	479,500	476,131	3,369
	Short Positions
25	U.S. T-Notes 10yr	Sept 05	2,836,719	2,819,980	(16,739)
51	U.S. T-Notes 2yr	Sept 05	10,592,063	10,588,925	(3,138)

					$38,387

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date  August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date  August 10, 2005

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date  August 10, 2005

*	Print the name and title of each signing officer under his or her signature.